Taxes (Details) - Schedule of Income (Loss) Before Provision for Income Taxes is Attributable to the Following Geographic Location - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxes (Details) - Schedule of Income (Loss) Before Provision for Income Taxes is Attributable to the Following Geographic Location [Line Items]
Total	$ (11,384,817)	$ (11,951,945)	$ (6,579,592)
PRC [Member]
Taxes (Details) - Schedule of Income (Loss) Before Provision for Income Taxes is Attributable to the Following Geographic Location [Line Items]
Total	(10,597,746)	(8,944,657)	(4,549,717)
Cayman and Hong Kong [Member]
Taxes (Details) - Schedule of Income (Loss) Before Provision for Income Taxes is Attributable to the Following Geographic Location [Line Items]
Total	$ (787,071)	$ (3,007,288)	$ (2,029,875)